Accrual For Onerous Contracts (Summary Of Undiscounted Contracted Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Accrual For Onerous Contracts [Abstract]
Head lease payments 2012	$ 11,822
Head lease payments 2013
Head lease payments	11,822
Sublease receipts 2012	7,550
Sublease receipts 2013	510
Sublease receipts	$ 8,060